Share-based compensation (Details)					3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 26, 2025 $ / shares shares	Aug. 15, 2025 individual shares	Apr. 15, 2025 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 USD ($) options shares	Dec. 31, 2025 shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion							35,000		57,692
Exercisable price per share (in Dollars per share) | $ / shares								$ 6.5
Share-based payment arrangements exercisable period							5 years
Share options were exercised (in options) | options									37,192
Total gross proceeds (in Dollars) | $							$ 0		$ 148,086
Surplus amount transfer to share capital (in Dollars) | $						$ 84,358			84,358
Description of share-based payment arrangement							the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding							0
Share based compensation (in Dollars) | $					$ 8,960	0	$ 769,985		1,316,483
Restricted stock shares vested					1,000		1,000	1,000
Share-based compensation expense (in Dollars) | $					$ 3,454	$ 0	$ 1,035		416,978
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		1,600
Number of share granted				32,690
Restricted unit per share (in Dollars per share) | $ / shares				$ 4.21
Restricted share fair value (in Dollars) | $				$ 137,625
Share based compensation (in Dollars) | $									88,568
Restricted share unit issued							32,690
RSUs Converted to Class B Shares							32,690
Share-based compensation expense (in Dollars) | $							$ 17,817
Share based compensation expense vested price per share (in Dollars per share) | $ / shares							$ 22.45
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		800
Number of share granted			60,000
Restricted unit per share (in Dollars per share) | $ / shares	$ 16.32		$ 6.3
Restricted share fair value (in Dollars) | $			$ 378,000
Restricted share unit issued	96,000						96,000
RSUs Converted to Class B Shares			60,000				44,415
Number of share-based payment granted share option (in individual) | individual		2
First vesting tranche shares		500
Second vesting tranche shares							300
Share-based compensation expense (in Dollars) | $							$ 741,059